Virginia Electric and Power Company Consolidated Statements of Equity (Unaudited) - USD ($) shares in Thousands, $ in Millions	Total		Common Stock	Retained Earnings	AOCI	Virginia Electric and Power Company		Virginia Electric and Power Company Common Stock	Virginia Electric and Power Company Other Paid-In Capital	Virginia Electric and Power Company Retained Earnings	Virginia Electric and Power Company AOCI
Beginning balance at Dec. 31, 2017						$ 12,224		$ 5,738	$ 1,113	$ 5,311	$ 62
Beginning balance (in shares) at Dec. 31, 2017			645,000					275
Cumulative-effect of changes in accounting principles	$ 6		$ (127)	$ 1,029	$ (1,023)	3				79	(76)
Net income	1,806					1,043				1,043
Dividends						(361)				(361)
Other comprehensive income (loss), net of tax	163				162	8					8
Other	(13)		$ (5)	(8)
Ending balance at Sep. 30, 2018						12,917		$ 5,738	1,113	6,072	(6)
Ending balance (in shares) at Sep. 30, 2018			655,000					275
Beginning balance at Jun. 30, 2018						12,497		$ 5,738	1,113	5,655	(9)
Beginning balance (in shares) at Jun. 30, 2018			654,000					275
Net income	854					520				520
Dividends						(104)				(104)
Other comprehensive income (loss), net of tax	18				18	3					3
Other						1				1
Ending balance at Sep. 30, 2018						12,917		$ 5,738	1,113	6,072	(6)
Ending balance (in shares) at Sep. 30, 2018			655,000					275
Beginning balance at Dec. 31, 2018	20,107	[1]				13,047	[2]	$ 5,738	1,113	6,208	(12)
Beginning balance (in shares) at Dec. 31, 2018			681,000					275
Net income	349					722				722
Dividends						(189)				(189)
Other comprehensive income (loss), net of tax	(77)				(77)	(29)					(29)
Other	(13)		$ (13)			(1)				(1)
Ending balance at Sep. 30, 2019	29,286					13,550		$ 5,738	1,113	6,740	(41)
Ending balance (in shares) at Sep. 30, 2019			823,000					275
Beginning balance at Jun. 30, 2019						12,964		$ 5,738	1,113	6,139	(26)
Beginning balance (in shares) at Jun. 30, 2019			803,000					275
Net income	975					602				602
Other comprehensive income (loss), net of tax	(94)				$ (94)	(15)					(15)
Other	(14)		$ (13)	$ (1)		(1)				(1)
Ending balance at Sep. 30, 2019	$ 29,286					$ 13,550		$ 5,738	$ 1,113	$ 6,740	$ (41)
Ending balance (in shares) at Sep. 30, 2019			823,000					275

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.